Convertible Preferred Stock and Stockholders' Deficit - Summary of Convertible Preferred Shares Issued and Authorized (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Authorized Shares	12,298,515	102,774,840	44,769,231
Convertible preferred stock issued		95,423,541	15,070,236
Outstanding Shares	12,298,515	95,423,541	15,070,236
Carrying Value	$ 74,572	$ 61,091	$ 6,711
Nina
Class of Stock [Line Items]
Authorized Shares		34,258,280	14,923,077
Convertible preferred stock issued		31,807,847	5,023,412
Outstanding Shares		31,807,847	5,023,412
Carrying Value		5,375	939
Pinta
Class of Stock [Line Items]
Authorized Shares		34,258,280	14,923,077
Convertible preferred stock issued		31,807,847	5,023,412
Outstanding Shares		31,807,847	5,023,412
Carrying Value		29,278	3,342
Santa Maria
Class of Stock [Line Items]
Authorized Shares		34,258,280	14,923,077
Convertible preferred stock issued		31,807,847	5,023,412
Outstanding Shares		31,807,847	5,023,412
Carrying Value		26,438	2,430
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	5,150,699	46,356,342	39,230,769
Convertible preferred stock issued		46,356,342	11,538,462
Outstanding Shares	5,150,699	46,356,342	11,538,462
Carrying Value	19,909	19,909	4,946
Series A Convertible Preferred Stock | Nina
Class of Stock [Line Items]
Authorized Shares		15,452,114	13,076,923
Convertible preferred stock issued		15,452,114	3,846,154
Outstanding Shares		15,452,114	3,846,154
Carrying Value		2,306	574
Series A Convertible Preferred Stock | Pinta
Class of Stock [Line Items]
Authorized Shares		15,452,114	13,076,923
Convertible preferred stock issued		15,452,114	3,846,154
Outstanding Shares		15,452,114	3,846,154
Carrying Value		9,963	2,478
Series A Convertible Preferred Stock | Santa Maria
Class of Stock [Line Items]
Authorized Shares		15,452,114	13,076,923
Convertible preferred stock issued		15,452,114	3,846,154
Outstanding Shares		15,452,114	3,846,154
Carrying Value		7,640	1,894
Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	615,384	5,538,462	5,538,462
Convertible preferred stock issued		5,538,462	3,531,774
Outstanding Shares	615,384	5,538,462	3,531,774
Carrying Value	2,768	2,768	1,765
Series A One Convertible Preferred Stock | Nina
Class of Stock [Line Items]
Authorized Shares		1,846,154	1,846,154
Convertible preferred stock issued		1,846,154	1,177,258
Outstanding Shares		1,846,154	1,177,258
Carrying Value		573	365
Series A One Convertible Preferred Stock | Pinta
Class of Stock [Line Items]
Authorized Shares		1,846,154	1,846,154
Convertible preferred stock issued		1,846,154	1,177,258
Outstanding Shares		1,846,154	1,177,258
Carrying Value		1,355	864
Series A One Convertible Preferred Stock | Santa Maria
Class of Stock [Line Items]
Authorized Shares		1,846,154	1,846,154
Convertible preferred stock issued		1,846,154	1,177,258
Outstanding Shares		1,846,154	1,177,258
Carrying Value		840	536
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	6,532,432	50,880,036
Convertible preferred stock issued		43,528,737
Outstanding Shares	6,532,432	43,528,737
Carrying Value	51,895	38,414
Series B Convertible Preferred Stock | Nina
Class of Stock [Line Items]
Authorized Shares		16,960,012
Convertible preferred stock issued		14,509,579
Outstanding Shares		14,509,579
Carrying Value		2,496
Series B Convertible Preferred Stock | Pinta
Class of Stock [Line Items]
Authorized Shares		16,960,012
Convertible preferred stock issued		14,509,579
Outstanding Shares		14,509,579
Carrying Value		17,960
Series B Convertible Preferred Stock | Santa Maria
Class of Stock [Line Items]
Authorized Shares		16,960,012
Convertible preferred stock issued		14,509,579
Outstanding Shares		14,509,579
Carrying Value		$ 17,958